Subsequent Events - Additional Information (Detail) - Sandstone Asset Management [Member] - Subsequent Event [Member] $ in Millions	May 01, 2023 USD ($) shares
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	1,020,520
Class of warrant or right issued during the period	285,875
Amount of funds retained after business combination | $	$ 10.4